Taxes	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Taxes

Note 13 — Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, WiMi Cayman, MicroAlgo, VIYI and VIWO are not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

WiMi HK, Micro Beauty, VIDA, VIYI Ltd, Viwo Tech and Viwo HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company made provisions for Hong Kong profit tax as there were assessable profits derived from or earned in Hong Kong. Under Hong Kong tax law, WiMi HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Seychelles

Skystar is incorporated in Seychelles and is not subject to tax on income generated outside of Seychelles under the current law. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, CDDI Capital Ltd is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Singapore

Weeto is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.

PRC

The subsidiaries and VIE incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

Shenzhen Qianhai was formed and registered in Qianhai District in Guangdong Province, China in 2015. The preferential enterprise income tax rate of 15% applicable to Shenzhen Qianhai expired in December 2025. Effective from January 1, 2026, Shenzhen Qianhai is subject to the standard enterprise income tax rate of 25%.

Significant components of the provision for income taxes are as follows:

	For the	For the	For the
	six months ended	six months ended	six months ended
	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Current	(2,290,252)	(3,213,528)	(471,821)
Deferred	-	(146,597)	(21,524)
Income tax expense	(2,290,252)	(3,360,125)	(493,345)

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Deferred tax assets:
Allowance for credit losses	443,086	296,489	43,532
Deferred tax assets, net	443,086	296,489	43,532

The Company evaluated the recoverable amounts of deferred tax assets and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weight to the relative impact of the evidence to the extent it could be objectively verified.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30,2026, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the year ended December 31,2025 and for the six months ended June 30, 2026.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Taxes payable consisted of the following:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
VAT taxes payable	439,126	330,835	48,574
Income taxes payable	17,323,701	20,106,460	2,952,100
Other taxes payable	904,411	13,985	2,054
Total	18,667,238	20,451,280	3,002,728